Goodwill and Intangibles Level 4 (Details) - Estimated Annual Amortization Expense (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 14	$ 13	$ 13
2014	14
2015	13
2016	10
2017	9
2018	$ 9